NATIONAL ADVANTAGE VARIABLE ANNUITY PROSPECTUS
                   Flexible Premium Deferred Variable Annuity
               issued by: Midland National Life Insurance Company
              through the Midland National Life Separate Account C

                        Supplement dated January 1, 2005
                         to Prospectus Dated May 1, 2004


This supplement alters the prospectus for the National Advantage Variable Annuity in the following manner:

On page 1, add the following new series funds or trusts:

o Goldman Sachs Variable Insurance Trust
o Neuberger Berman AMT Portfolios
o PIMCO Advisors VIT

On page 2, add the following Separate Account Investment Portfolios:

o American Century VP Inflation Protection Fund
o American Century VP Large Company Value Fund
o American Century VP Mid Cap Value Fund
o American Century VP Ultra Fund
o Goldman Sachs VIT CORE Small Cap Fund
o Goldman Sachs VIT Growth and Income Fund
o Goldman Sachs VIT MidCap Value Fund
o Neuberger Berman Fasciano Portfolio
o Neuberger Berman MidCap Growth Portfolio
o Neuberger Berman Regency Portfolio
o PIMCO Advisors VIT OpCap Small Cap Portfolio
o PIMCO Advisors VIT PEA Renaissance Portfolio
o Rydex VT US Government Bond Fund

On page 19, add the following new investment companies:

o Goldman Sachs Variable Insurance Trust,
o Neuberger Berman AMT Portfolios, and
o PIMCO Advisors VIT.

Under Separate Account C and The Funds, subsection Investment Policies Of The Funds' Portfolios, which starts on page 20, add the following portfolios and objectives:

Add under American Century Variable Portfolios, Inc.:

----------------------------------- -----------------------------------------------------------------------------------------------
American Century VP Inflation       Seeks a long-term total return using a strategy that seeks to protect against U.S. inflation.
Protection Fund
----------------------------------- -----------------------------------------------------------------------------------------------
American Century VP Large           Seeks long-term capital growth. Income is a secondary objective.
Company Value Fund
----------------------------------- -----------------------------------------------------------------------------------------------
American Century VP Mid Cap         Seeks long-term capital growth.  Income is a secondary objective.
Value Fund
----------------------------------- -----------------------------------------------------------------------------------------------
American Century VP Ultra Fund      Seeks long-term capital growth by investing in common stocks considered by management to have better-than-average prospects for appreciation.
----------------------------------- -----------------------------------------------------------------------------------------------
Add as new portfolios and objectives:
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------- -----------------------------------------------------------------------------------------------
Goldman Sachs VIT CORESM            Long-term growth of capital.
Small Cap Fund
----------------------------------- -----------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and        Long-term growth of capital and growth of income.
Income Fund
----------------------------------- -----------------------------------------------------------------------------------------------
Goldman Sachs VIT MidCap            Long-term capital appreciation.
Value Fund
----------------------------------- -----------------------------------------------------------------------------------------------
Add as new portfolios and objectives:
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman
----------------------------------- -----------------------------------------------------------------------------------------------
Neuberger Berman AMT                Seeks long-term capital growth. The portfolio manager also may consider a company's
Fasciano Portfolio                  potential for current income prior to selecting it for the fund.
----------------------------------- -----------------------------------------------------------------------------------------------
Neuberger Berman AMT MidCap         Seeks growth of capital.
Growth Portfolio
----------------------------------- -----------------------------------------------------------------------------------------------
Neuberger Berman AMT                Seeks growth of capital.
Regency Portfolio
----------------------------------- -----------------------------------------------------------------------------------------------
Add as new portfolios and objectives:
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO Advisors VIT
----------------------------------- -----------------------------------------------------------------------------------------------
PIMCO Advisors VIT OpCap            Invests at least 80% of its net assets, plus the amount of any borrowings for investment
Small Cap Portfolio                 purposes, in equity securities of companies with market capitalizations under $2 billion at the time of purchase that the investment adviser believes are undervalued in the marketplace.
----------------------------------- -----------------------------------------------------------------------------------------------
PIMCO Advisors VIT PEA              Invests generally in equity securities of companies with market capitalizations of $1 billion
Renaissance Portfolio               to $10 billion that the investment adviser or the sub-adviser believes are undervalued relative to their industry group and whose business fundamentals are expected to improve, although it may invest in companies in any capitalization range.
----------------------------------- -----------------------------------------------------------------------------------------------
Add under Rydex Variable Trust:
----------------------------------- -----------------------------------------------------------------------------------------------
Rydex VT U.S. Government            Seeks to provide investment results that correspond to a benchmark for U.S. Government
Bond Fund                           securities. The Fund's current benchmark is 120% of the price movement of the Long Treasury
                                    Bond.
----------------------------------- -----------------------------------------------------------------------------------------------

On page 23, add the following advisor information, which is located just under the portfolios and the objectives:

     o Goldman Sachs Asset Management, L.P. serves as an investment adviser to the Goldman Sachs Variable Insurance Trust.

     o Neuberger Berman Management, Inc. manages the Neuberger Berman AMT Portfolios.

     o    OpCap Advisors LLC serves as the advisor to PIMCO Advisors VIT.